SHAREHOLDERS’ EQUITY - Dividends and reserve calculations (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Minimum Annual Dividend As A Percent Of Adjusted Net Income		25.00%
Minimum Annual Dividend As A Percentage Of Consolidated Operating Cash Generation		10.00%
Interest on own capital			R$ (2,500,000)	R$ (1,500,000)
Accounting EBITDA		R$ 21,946,267
Non-Recurring and Non-Cash Items		(209,947)
Adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization		21,736,320
Reserves for Capital Expenditures		(7,880,041)
Gross Cash from Operations		13,856,279
Minimum mandatory dividends of the Bylaws		1,385,628
Interim dividends declared	R$ 1,380,000
Dividends to be distributed		R$ 5,628
Profit reserves
Disclosure of reserves within equity [line items]
Interest on own capital			R$ (2,500,000)